DESCRIPTION OF THE BUSINESS	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF THE BUSINESS	DESCRIPTION OF THE BUSINESS
Hydro One Limited (Hydro One or the Company) was incorporated on August 31, 2015, under the Business Corporations Act (Ontario). On October 31, 2015, the Company acquired Hydro One Inc., a company previously wholly-owned by the Province of Ontario (Province). As at December 31, 2025, the Province held approximately 47.1% (2024 - 47.1%) of the common shares of Hydro One. The businesses of Hydro One are comprised of the following three segments:
•The Transmission segment consists of owning and operating Hydro One’s transmission system which transmits high voltage electricity across the province, interconnecting local distribution companies and certain large directly connected industrial customers throughout the Ontario electricity grid. The transmission business consists of the transmission system operated by Hydro One Inc.’s rate-regulated subsidiaries, Hydro One Networks Inc. (Hydro One Networks), Hydro One Sault Ste. Marie LP (HOSSM), an approximate 80% (2024 - 100%) interest in Chatham x Lakeshore Limited Partnership (CLLP), an approximate 66% interest in B2M Limited Partnership (B2M LP) and an approximate 55% interest in Niagara Reinforcement Limited Partnership (NRLP). The Transmission segment also includes Hydro One Network’s approximate 48% minority interest in the East-West Tie Limited Partnership (EWT LP), which was acquired on March 4, 2025.
•The Distribution segment owns and operates Hydro One’s distribution system which delivers electricity to end customers and certain other municipal electricity distributors within Ontario. The distribution business consists of the distribution systems operated by Hydro One Inc.'s rate-regulated subsidiaries, Hydro One Networks and Hydro One Remote Communities Inc. (Hydro One Remotes).
•The Other segment consists principally of Hydro One’s telecommunications business, which provides telecommunications support for the Company’s transmission and distribution businesses, as well as certain corporate activities, and is not rate-regulated. The telecommunications business is carried out by Hydro One's wholly-owned subsidiary, Acronym Solutions Inc. (Acronym). In addition to supporting Hydro One's regulated business segments, Acronym offers a comprehensive suite of Information Communications Technology solutions. Hydro One's other segment also includes the deferred tax asset (DTA) which arose from the revaluation of the tax bases of Hydro One’s assets to fair market value when the Company transitioned from the provincial payments in lieu of tax regime to the federal tax regime at the time of the Company’s initial public offering in 2015. As this DTA is not required to be shared with ratepayers, the Company considers it to not be part of the regulated transmission and distribution segment assets and is included in the other segment. Furthermore, Hydro One's other segment also includes Aux Energy Inc., a wholly-owned subsidiary that provides energy solutions to commercial and industrial clients, and Ontario Charging Network LP (OCN LP), a wholly-owned subsidiary (2024 - a joint venture) that owns and operates electric vehicle fast charging stations across Ontario under the Ivy Charging Network brand.
Rate Setting
Transmission
On August 5, 2021 Hydro One Networks filed a custom Joint Rate Application (JRAP) for distribution and transmission revenue requirements for the 2023 to 2027 period. On November 29, 2022 the Ontario Energy Board (OEB) issued a Decision and Order (JRAP Decision) approving Hydro One Networks' transmission revenue requirement of $1,952 million for 2023, $2,073 million for 2024, $2,168 million for 2025, $2,277 million for 2026 and $2,362 million for 2027. Revenue requirements presented for 2024 to 2027 do not reflect the actual or expected updates resulting from the annual application process with the regulator to reflect OEB inflation factors.
On May 23, 2024, Hydro One Networks, on behalf of B2M LP, submitted B2M LP’s five-year transmission revenue requirement application for the 2025 to 2029 period. On November 21, 2024, the OEB issued a Decision and Order approving B2M LP’s five-year revenue requirement application, which includes a 2025 base revenue requirement of $38 million. Under the agreed-upon revenue requirement framework, there is no longer a requirement for B2M LP to file annual update applications with the OEB throughout the rate term, except for a one-time update in 2025, which the OEB approved in October 2025, setting the revenue requirements for 2026-2029.
On October 13, 2016, the OEB issued a Decision and Order for Hydro One Inc.’s Mergers, Amalgamations, Acquisitions and Divestitures of HOSSM, including the approval of a 10-year deferred rebasing period for the 2017 to 2026 period.
On July 12, 2024, Hydro One Networks, on behalf of CLLP, submitted CLLP’s five-year transmission revenue requirement application for the 2025 to 2029 period. On December 17, 2024, the OEB issued a Decision and Order approving CLLP’s revenue requirement application, which includes a 2025 base revenue requirement of $17 million, effective January 1, 2025. Under the agreed-upon revenue requirement framework, there is no longer a requirement for CLLP to file annual update applications with the OEB throughout the rate term, except for a one-time update in 2025, which the OEB approved in December 2025, setting the revenue requirements for 2026-2029.
On May 23, 2024, Hydro One Networks, on behalf of NRLP, submitted NRLP’s five-year transmission revenue requirement application for the 2025 to 2029 period. On November 21, 2024, the OEB issued a Decision and Order approving NRLP’s revenue requirement application, which includes a 2025 base revenue requirement of $9 million. Under the agreed-upon revenue requirement framework, there is no longer a requirement for NRLP to file annual update applications with the OEB throughout the rate term, except for a one-time update in 2025, which the OEB approved in October 2025, setting the revenue requirements for 2026-2029.
Distribution
On November 29, 2022 the OEB issued its JRAP Decision, approving Hydro One Networks' distribution revenue requirement of $1,727 million for 2023, $1,813 million for 2024, $1,886 million for 2025, $1,985 million for 2026 and $2,071 million for 2027. Revenue requirements presented for 2024 to 2027 do not reflect the actual or expected updates resulting from the annual application process with the regulator to reflect OEB inflation factors.
On August 31, 2022, Hydro One Remotes filed its distribution rate application for the 2023 to 2027 period. On March 2, 2023, the OEB approved Hydro One Remote’s 2023 revenue requirement of $128 million with a price cap escalator index for 2024 to 2027, and a 3.72% rate increase effective May 1, 2023. Revenue requirements for 2024 to 2027 will be updated per the annual application process with the regulator to reflect OEB inflation factors.